Earnings per share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to Oneida Financial Corp.	$ 294,000	$ 1,460,000	$ 1,429,000	$ 1,944,000	$ 1,622,000	$ 1,021,000	$ 1,492,000	$ 1,950,000	$ 5,127,702	$ 6,086,188	$ 5,760,418
Net earnings allocated to participating securities									(18,096)	(98,251)	(51,048)
Net Income (Loss) Available to Common Stockholders, Basic									5,109,606	5,987,937	5,709,370
Basic
Distributed earnings allocated to common stock									(3,311,671)	(3,294,538)	(3,264,243)
(Over distributed) undistributed earnings allocated to common stock									1,797,935	2,693,399	2,445,127
Weighted average common shares outstanding including shares considered participating securities									6,991,538	6,965,877	6,912,886
Less: Average unallocated ESOP shares									(11,172)	(37,688)	(70,166)
Less: Average participating securities									(78,222)	(106,604)	(55,099)
Weighted average common shares outstanding for basic earnings per common share									6,902,144	6,821,585	6,787,621
Earnings per share - basic (in dollars per share)	$ 0.04	$ 0.21	$ 0.20	$ 0.28	$ 0.23	$ 0.15	$ 0.22	$ 0.28	$ 0.74	$ 0.88	$ 0.84
Diluted
Net earnings allocated to common stock									$ 5,109,606	$ 5,987,937	$ 5,709,370
Weighted average common shares outstanding for basic earnings per common share									6,902,144	6,821,585	6,787,621
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares									61,181	52,187	5,681
Weighted average shares and dilutive potential common shares									6,963,325	6,873,772	6,793,302
Earnings per share - diluted (in dollars per share)	$ 0.04	$ 0.21	$ 0.20	$ 0.28	$ 0.23	$ 0.15	$ 0.21	$ 0.28	$ 0.73	$ 0.87	$ 0.84
Number of non-vested stock awards participating securities outstanding (in shares)	78,000								78,000
Number of non-vested stock awards outstanding (in shares)	153,000								153,000
Stock Options
Diluted
Stock options excluded from computation of dilutive earnings per common share (in shares)									9,348	2,215	197,500